Income tax	9 Months Ended
Sep. 30, 2023
Income tax
Income tax	13. Income tax The increase to an expense for the nine months ended September 30, 2023, was primarily attributable to the income tax expense of CureVac Swiss AG and CureVac Belgium S.A.